CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017
Unrealized gains (losses) on available-for-sale securities, tax	$ 0			$ 0	$ 0
Change in loss on derivative contract, tax	0			0	0
Change in supplemental executive retirement plan liability, tax	0			0	0
Change in Pension Plan minimum liability, tax	0			0	0
Change in Other Benefit Plan minimum liability, tax	$ 0			$ 0	$ 0
Predecessor
Unrealized gains (losses) on available-for-sale securities, tax		$ 0	$ 0			$ 61	$ 61
Change in loss on derivative contract, tax		0	0			823	823
Change in supplemental executive retirement plan liability, tax		0	0			(927)	(927)
Change in Pension Plan minimum liability, tax		0	0			215	215
Change in Other Benefit Plan minimum liability, tax		$ 0	$ 0			$ (2,046)	$ (2,046)